FINANCIAL REPORTING BY SEGMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL REPORTING BY SEGMENT
Schedule of company's operating segments

	Chile	Argentina	Brazil	Paraguay	Intercompany	Consolidated
For the period ended December 31, 2020	Operation	Operation	Operation	Operation	Eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	407,191,500	260,118,269	317,712,571	126,057,797	(578,764)	1,110,501,373
Other beverages	237,570,385	49,817,791	262,350,736	31,094,787	(359,666)	580,474,033
Packaging	—	8,891,560	—	—	(1,585,729)	7,305,831
Net sales	644,761,885	318,827,620	580,063,307	157,152,584	(2,524,159)	1,698,281,237
Cost of sales	(392,720,439)	(172,065,726)	(373,444,835)	(86,791,818)	2,524,159	(1,022,498,659)
Distribution expenses	(59,897,972)	(49,112,014)	(34,784,528)	(8,737,504)	—	(152,532,018)
Administrative expenses	(112,306,460)	(69,668,104)	(79,674,089)	(21,990,282)	—	(283,638,935)
Finance income	6,437,945	1,169,193	7,068,396	270,345	—	14,945,879
Finance expense	(23,938,992)	(729,164)	(30,104,681)	—	—	(54,772,837)
Interest expense, net (1)	(17,501,047)	440,029	(23,036,285)	270,345	—	(39,826,958)
Share of the entity in income of associates	1,248,478	—	980,285	—	—	2,228,763
Income tax expense	(23,057,195)	(7,668,059)	(20,536,914)	(3,643,231)	—	(54,905,399)
Other income (loss)	(21,231,223)	(6,046,069)	3,064,104	222,477	—	(23,990,711)
Net income of the segment reported	19,296,027	14,707,677	52,631,045	36,482,571	—	123,117,320

Depreciation and amortization	50,271,626	22,895,329	27,339,714	10,413,848	—	110,920,517

Current assets	532,713,969	70,215,594	149,709,603	44,658,550	—	797,297,716
Non-current assets	636,275,547	144,802,176	643,447,811	226,241,150	—	1,650,766,684
Segment assets, total	1,168,989,516	215,017,770	793,157,414	270,899,700	—	2,448,064,400

Carrying amount in associates and joint ventures accounted for using the equity method, total	50,628,307	—	37,328,047	—	—	87,956,354
Segment disbursements of non-monetary assets	41,114,189	15,803,061	17,075,672	11,882,036	—	85,874,958

Current liabilities	198,669,957	58,904,281	96,144,933	24,337,015	—	378,056,186
Non-current liabilities	748,105,248	10,717,606	465,225,175	14,399,594	—	1,238,447,623
Segment liabilities, total	946,775,205	69,621,887	561,370,108	38,736,609	—	1,616,503,809

Cash flows provided by in Operating Activities	191,911,595	24,603,123	36,409,227	25,845,053	—	278,768,998
Cash flows (used in) provided by Investing Activities	(178,910,100)	(16,010,950)	(17,075,672)	(11,882,036)	—	(223,878,758)
Cash flows (used in) provided by Financing Activities	117,081,470	(167,606)	(3,443,826)	(429,077)	—	113,040,961
(1)	Financial expenses associated with external financing for the purchase of companies, including capital contributions are presented in this item.

	Chile	Argentina	Brazil	Paraguay	Intercompany	Consolidated
For the period ended December 31, 2019	Operation	Operation	Operation	Operation	Eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	408,467,731	313,866,082	360,791,744	124,855,857	(366,490)	1,207,614,924
Other beverages	200,484,390	70,990,286	258,529,540	34,036,153	(450,559)	563,589,810
Packaging	—	9,779,472	—	—	(1,959,091)	7,820,381
Net sales	608,952,121	394,635,840	619,321,284	158,892,010	(2,776,140)	1,779,025,115
Cost of sales	(359,465,664)	(214,447,259)	(384,838,875)	(92,368,109)	2,776,140	(1,048,343,767)
Distribution expenses	(59,076,433)	(56,421,024)	(42,673,570)	(8,825,262)		(166,996,289)
Administrative expenses	(114,250,801)	(89,276,114)	(98,071,441)	(24,305,453)		(325,903,809)
Finance income	1,286,021	1,346,501	42,327,682	195,587	—	45,155,791
Finance expense	(13,151,176)	999,370	(34,057,214)	0	—	(46,209,020)
Interest expense, net (1)	(11,865,155)	2,345,871	8,270,468	195,587	—	(1,053,229)
Share of the entity in income of associates	381,255	—	(3,796,338)	—	—	(3,415,083)
Income tax expense	(12,838,517)	(6,902,265)	(36,821,377)	(4,604,732)	—	(61,166,891)
Other income (loss)	(15,109,823)	(3,235,926)	21,754,242	(308,315)	—	3,100,178
Net income of the segment reported	36,726,983	26,699,123	83,144,393	28,675,726	—	175,246,225

Depreciation and amortization	46,105,063	25,369,034	29,945,887	9,667,300	—	111,087,284

Current assets	244,504,165	76,354,086	171,349,293	41,266,559	—	533,474,103
Non-current assets	657,069,423	165,116,212	786,979,234	248,309,451	—	1,857,474,320
Segment assets, total	901,573,588	241,470,298	958,328,527	289,576,010	—	2,390,948,423

Carrying amount in associates and joint ventures accounted for using the equity method, total	49,703,673	—	50,163,060	—	—	99,866,733
Segment disbursements of non-monetary assets	51,542,820	24,343,002	21,343,312	13,454,124	—	110,683,258

Current liabilities	193,298,799	68,120,885	124,248,587	25,990,081	—	411,658,352
Non-current liabilities	474,576,722	13,350,651	506,297,573	16,161,177	—	1,010,386,123
Segment liabilities, total	667,875,521	81,471,536	630,546,160	42,151,258	—	1,422,044,475

Cash flows provided by in Operating Activities	145,551,360	30,440,761	63,145,540	16,010,813	—	255,148,474
Cash flows (used in) provided by Investing Activities	(50,706,748)	(24,790,752)	(21,096,376)	(13,454,124)	—	(110,048,000)
Cash flows (used in) provided by Financing Activities	(100,352,068)	(616,475)	(25,654,792)	(489,302)	—	(127,112,637)
(1)	Financial expenses associated with external financing for the purchase of companies, including capital contributions are presented in this item.

	Chile	Argentina	Brazil	Paraguay	Intercompany	Consolidated
For the period ended December 31, 2018	Operation	Operation (2)	Operation	Operation	Eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	390,782,296	330,874,797	326,015,740	118,095,369	(72,170)	1,165,696,032
Other beverages	180,156,806	75,341,941	214,493,809	31,492,883	—	501,485,439
Packaging	—	7,343,785	—	—	(1,609,457)	5,734,328
Net sales	570,939,102	413,560,523	540,509,549	149,588,252	(1,681,627)	1,672,915,799
Cost of sales	(336,719,937)	(214,647,052)	(329,529,112)	(88,813,300)	1,681,627	(968,027,774)
Distribution expenses	(55,798,363)	(62,899,574)	(38,835,833)	(8,241,714)		(165,775,484)
Administrative expenses	(109,373,432)	(93,149,904)	(88,809,386)	(22,410,131)		(313,742,853)
Finance income	1,686,041	14,750	2,019,489	219,964	—	3,940,244
Finance expense	(23,713,774)	(192,602)	(31,108,284)	—	—	(55,014,660)
Interest expense, net (1)	(22,027,733)	(177,852)	(29,088,795)	219,964	—	(51,074,416)
Share of the entity in income of associates	298,359	—	1,112,820	—	—	1,411,179
Income tax expense	(22,000,539)	(18,874,454)	(10,088,988)	(4,600,874)	—	(55,564,855)
Other income (loss)	(11,540,167)	(2,639,386)	(8,399,463)	(111,834)	—	(22,690,850)
Net income of the segment reported	13,777,290	21,172,301	36,870,792	25,630,363	—	97,450,746

Depreciation and amortization	42,353,664	20,474,446	26,830,835	9,935,501	—	99,594,446

Current assets	228,108,768	80,908,212	135,259,768	37,309,706	—	481,586,454
Non-current assets	644,395,166	160,587,931	679,183,347	248,751,791	—	1,732,918,235
Segment assets, total	872,503,934	241,496,143	814,443,115	286,061,497	—	2,214,504,689

Carrying amount in associates and joint ventures accounted for using the equity method, total	50,136,065	—	52,274,880	—	—	102,410,945
Capital expenditures and other	67,709,231	28,702,138	32,536,213	9,684,466	—	138,632,048

Current liabilities	186,831,021	83,013,418	128,146,943	21,870,719	—	419,862,101
Non-current liabilities	477,319,648	17,066,746	420,218,066	16,323,385	—	930,927,845
Segment liabilities, total	664,150,669	100,080,164	548,365,009	38,194,104	—	1,350,789,946

Cash flows provided by in Operating Activities	150,035,425	28,899,457	44,949,860	11,394,620	—	235,279,362
Cash flows (used in) provided by Investing Activities	(47,164,236)	(28,700,733)	(32,536,213)	(9,684,466)	—	(118,085,648)
Cash flows (used in) provided by Financing Activities	(98,560,576)	(10,644,812)	(5,099,823)	(330,067)	—	(114,635,278)

(1)	Financial expenses associated with external financing for the purchase of companies, including capital contributions are presented in this item,
(2)

Pursuant the application of IAS 19 in Argentina, assets and liabilities increased by ThCh $97,318,892 and ThCh $16,093,780, respectively. The effect in the income statement was a net loss of ThCh $15,743,592.